REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE
Schedule of revenue disaggregated by metal

	Year ended December 31
	2025	2024
Gold	$5,797,899	$—
Silver	9,074	—
Total revenue	$5,806,973	$—